Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts
The change in amounts of the allowance for doubtful accounts during the three year period ended December 31, 2018 is as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2016	$8,119	$485	$(5,273)	$3,331
December 31, 2017	3,331	2,903	(439)	5,795
December 31, 2018	5,795	3,342	(1,705)	7,432

Schedule of Product Warranty Liability
Changes in the Company’s warranty liability were as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2016	$5,697	$4,031	$(6,504)	$3,224
December 31, 2017	3,224	3,172	(2,776)	3,620
December 31, 2018	3,620	1,487	(2,237)	2,870